SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATES

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial periods ended August 31, 2025 and 2024:

	August 31, 2025		August 31, 2024

Year-end S$:US$ exchange rate	S$	1.2913	S$	1.3482

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended February 28, 2025 and February 29, 2024:

	February 28, 2025		February 29, 2024

Year-end S$:US$ exchange rate	S$	1.3340	S$	1.3457

SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE

Expected useful life

Computer	3 – 5 years
Motor vehicles	5 – 10 years
Tools, plant and equipment	5 years
Office equipment	5 years
Furniture and fixtures	5 years
Leasehold property	Over remaining lease period 23 years

Expected useful life

Computer	3 – 5 years
Motor vehicles	5 – 10 years
Tools, plant and equipment	5 years
Office equipment	5 years
Furniture and fixtures	5 years
Leasehold property	Over remaining lease period 23 years